FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
Estimated Fair Values and Recorded Book Balances
The estimated recorded book balances and fair values at December 31 follow:

			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2021
Assets
Cash and due from banks	$51,069	$51,069	$51,069	$-	$-
Interest bearing deposits	58,404	58,404	58,404	-	-
Securities available for sale	1,412,830	1,412,830	-	1,412,830	-
Federal Home Loan Bank and Federal Reserve Bank Stock	18,427	NA	NA	NA	NA
Net loans and loans held for sale	2,948,074	2,931,079	35,233	55,470	2,840,376
Accrued interest receivable	12,865	12,865	1	6,028	6,836
Derivative financial instruments	12,283	12,283	-	12,283	-
Liabilities
Deposits with no stated maturity (1)	$3,781,298	$3,781,298	$3,781,298	$-	$-
Deposits with stated maturity (1)	335,792	336,006	-	336,006	-
Other borrowings	30,009	30,155	-	30,155	-
Subordinated debt	39,357	44,999	-	44,999	-
Subordinated debentures	39,592	33,866	-	33,866	-
Accrued interest payable	497	497	67	430	-
Derivative financial instruments	5,961	5,961	-	5,961	-
2020
Assets
Cash and due from banks	$56,006	$56,006	$56,006	$-	$-
Interest bearing deposits	62,699	62,699	62,699	-	-
Securities available for sale	1,072,159	1,072,159	-	1,072,159	-
Federal Home Loan Bank and Federal Reserve Bank Stock	18,427	NA	NA	NA	NA
Net loans and loans held for sale	2,790,683	2,794,058	-	92,434	2,701,624
Accrued interest receivable	12,315	12,315	3	3,414	8,898
Derivative financial instruments	16,782	16,782	-	16,782	-

Liabilities
Deposits with no stated maturity (1)	$3,198,338	$3,198,338	$3,198,338	$-	$-
Deposits with stated maturity (1)	439,017	441,457	-	441,457	-
Other borrowings	30,012	30,844	-	30,844	-
Subordinated debt	39,281	41,417	-	41,417	-
Subordinated debentures	39,524	30,265	-	30,265	-
Accrued interest payable	601	601	59	542	-
Derivative financial instruments	11,754	11,754	-	11,754	-

NA – Not applicable
(1)
Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $562.210 million and $518.400 million at December 31, 2021 and 2020, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $24.416 million and $37.785 million at December 31, 2021 and 2020, respectively.